OPERATING LEASES AS LESSOR	12 Months Ended
Jun. 30, 2013
Leases [Abstract]
Operating Leases Of Lessor Disclosure [Text Block]
NOTE 24 -              OPERATING LEASES AS LESSOR

On April 3, 2013, Beijing Hollysys entered into an operating lease agreement to lease out one of its buildings located in Beijing. The lease term is 10 years from September 1, 2013 to August 31, 2023. The minimum lease payments to be received in the next five years consist of the following:

Year ended June 30,	Minimum lease payments

2014	$1,163,636
2015	1,438,254
2016	1,481,402
2017	1,525,844
2018	1,571,619

The annual minimum lease payment receivable after five years are subject to renegotiation in case the Chinese consumer price index published by the government exceeds 5%.